Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	25,004,205	25,452,224
Issued upon exercise of stock options (in shares)	327,000	297,940
Issued upon conversion of convertible debentures (in shares)	87,096	2,211
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)	(735,857)	(660,620)
Settlement of certain equity classified stock-based compensation (in shares)	1,095,001	1,193,935
Retired through share purchase programs (in shares)		(1,281,485)
Ending balance, outstanding (in shares)	25,777,445	25,004,205
Shares to satisfy recipient tax withholding requirements (in shares)	513,540,000	553,036,000
Satisfaction of recipient tax withholding	$ 7,246	$ 4,308
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	27,088,816	28,070,150
Issued upon exercise of stock options (in shares)	327,000	297,940
Issued upon conversion of convertible debentures (in shares)	87,096	2,211
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Retired through share purchase programs (in shares)		(1,281,485)
Ending balance, outstanding (in shares)	27,502,912	27,088,816
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(2,084,611)	(2,617,926)
Issued upon exercise of stock options (in shares)	0	0
Issued upon conversion of convertible debentures (in shares)	0	0
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)	(735,857)	(660,620)
Settlement of certain equity classified stock-based compensation (in shares)	1,095,001	1,193,935
Retired through share purchase programs (in shares)		0
Ending balance, outstanding (in shares)	(1,725,467)	(2,084,611)